OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) - 2019 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Loans	Bank loans
BBVA [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	97.032.000-8
Creditor	BBVA
Creditor country	Chile
Currency	US$
Nominal values Up to 90 days	$ 24,000
Nominal values More than 90 days to one year	75,000
Total nominal value	99,000
Accounting values Up to 90 days	24,910
Accounting values More than 90 days to one year	75,000
Total accounting value	$ 99,910
Amortization	At Expiration
Effective rate %	3.29%
Nominal rate %	3.29%
BANCO DO BRASIL [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	97.003.000-K
Creditor	BANCO DO BRASIL
Creditor country	Chile
Currency	UF
Nominal values Up to 90 days	$ 150,000
Nominal values More than 90 days to one year	50,000
Total nominal value	200,000
Accounting values Up to 90 days	150,257
Accounting values More than 90 days to one year	50,283
Total accounting value	$ 200,540
Amortization	At Expiration
Effective rate %	2.93%
Nominal rate %	2.93%
HSBC [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	97.951.000-4
Creditor	HSBC
Creditor country	Chile
Currency	US$
Nominal values Up to 90 days	$ 12,000
Total nominal value	12,000
Accounting values Up to 90 days	12,016
Total accounting value	$ 12,016
Amortization	At Expiration
Effective rate %	3.25%
Nominal rate %	3.25%
BLADEX [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	76.100.458-1
Creditor	BLADEX
Creditor country	Chile
Currency	US$
Nominal values More than 90 days to one year	$ 29,000
Total nominal value	29,000
Accounting values More than 90 days to one year	29,009
Total accounting value	$ 29,009
Amortization	At Expiration
Effective rate %	2.82%
Nominal rate %	2.82%
CORP BANCA [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	97.023.000-9
Creditor	CORPBANCA
Creditor country	Chile
Currency	UF
Nominal values Up to 90 days	$ 5,205
Nominal values More than 90 days to one year	10,410
Total nominal value	15,615
Accounting values Up to 90 days	5,192
Accounting values More than 90 days to one year	10,369
Total accounting value	$ 15,561
Amortization	Quarterly
Effective rate %	3.35%
Nominal rate %	3.35%
SANTANDER [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	SANTANDER
Creditor country	Spain
Currency	US$
Nominal values More than one to three years	$ 137,860
Total nominal value	137,860
Accounting values Up to 90 days	255
Accounting values More than one to three years	137,860
Total accounting value	$ 138,115
Amortization	Quarterly
Effective rate %	3.62%
Nominal rate %	4.61%
BTG PACTUAL CHILE [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	76.362.099-9
Creditor	BTG PACTUAL CHILE
Creditor country	Chile
Currency	UF
Nominal values More than one to three years	$ 62,769
Total nominal value	62,769
Accounting values Up to 90 days	113
Accounting values More than one to three years	62,172
Total accounting value	$ 62,285
Amortization	At Expiration
Effective rate %	3.10%
Nominal rate %	3.10%
ESTADO [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	ESTADO
Creditor country	Chile
Currency	UF
Nominal values More than one to three years	$ 164,485
Nominal values More than five years	353,547
Total nominal value	518,032
Accounting values More than 90 days to one year	2,642
Accounting values More than one to three years	164,398
Accounting values More than five years	366,656
Total accounting value	$ 533,696
Amortization	At Expiration
Effective rate %	4.81%
Nominal rate %	4.81%
BANK OF NEWYORK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	97.030.000-7
Creditor	BANK OF NEW YORK
Creditor country	U.S.A.
Currency	US$
Nominal values More than three to five years	$ 700,000
Nominal values More than five years	800,000
Total nominal value	1,500,000
Accounting values Up to 90 days	18,640
Accounting values More than 90 days to one year	10,779
Accounting values More than three to five years	698,256
Accounting values More than five years	803,563
Total accounting value	$ 1,531,238
Amortization	At Expiration
Effective rate %	7.16%
Nominal rate %	6.94%
BNP PARIBAS [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	BNP PARIBAS
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 8,115
Nominal values More than 90 days to one year	36,282
Nominal values More than one to three years	93,788
Nominal values More than three to five years	100,622
Nominal values More than five years	275,134
Total nominal value	513,941
Accounting values Up to 90 days	10,058
Accounting values More than 90 days to one year	36,855
Accounting values More than one to three years	91,224
Accounting values More than three to five years	99,297
Accounting values More than five years	273,038
Total accounting value	$ 510,472
Amortization	Quarterly
Effective rate %	3.81%
Nominal rate %	3.81%
WILMINGTON TRUST [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	WILMINGTON TRUST
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 22,090
Nominal values More than 90 days to one year	66,710
Nominal values More than one to three years	183,332
Nominal values More than three to five years	196,452
Nominal values More than five years	397,639
Total nominal value	866,223
Accounting values Up to 90 days	27,229
Accounting values More than 90 days to one year	66,710
Accounting values More than one to three years	178,784
Accounting values More than three to five years	194,741
Accounting values More than five years	395,983
Total accounting value	$ 863,447
Amortization	Quarterly
Effective rate %	4.45%
Nominal rate %	4.45%
CITIBANK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	CITIBANK
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 4,805
Nominal values More than 90 days to one year	14,608
Nominal values More than one to three years	40,414
Nominal values More than three to five years	42,626
Nominal values More than five years	41,022
Total nominal value	143,475
Accounting values Up to 90 days	5,461
Accounting values More than 90 days to one year	14,608
Accounting values More than one to three years	36,178
Accounting values More than three to five years	40,932
Accounting values More than five years	40,310
Total accounting value	$ 137,489
Amortization	Quarterly
Effective rate %	3.76%
Nominal rate %	2.68%
NATIXIS [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	NATIXIS
Creditor country	France
Currency	US$
Nominal values Up to 90 days	$ 10,675
Nominal values More than 90 days to one year	32,708
Nominal values More than one to three years	84,674
Nominal values More than three to five years	78,123
Nominal values More than five years	76,726
Total nominal value	282,906
Accounting values Up to 90 days	11,410
Accounting values More than 90 days to one year	32,708
Accounting values More than one to three years	83,072
Accounting values More than three to five years	77,195
Accounting values More than five years	75,928
Total accounting value	$ 280,313
Amortization	Quarterly
Effective rate %	3.82%
Nominal rate %	3.82%
INVESTEC [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	INVESTEC
Creditor country	England
Currency	US$
Nominal values Up to 90 days	$ 1,538
Nominal values More than 90 days to one year	8,976
Nominal values More than one to three years	22,977
Nominal values More than three to five years	10,596
Total nominal value	44,087
Accounting values Up to 90 days	1,867
Accounting values More than 90 days to one year	9,112
Accounting values More than one to three years	22,597
Accounting values More than three to five years	10,565
Total accounting value	$ 44,141
Amortization	Semiannual
Effective rate %	6.35%
Nominal rate %	6.35%
MUFG [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	MUFG
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 2,973
Nominal values More than 90 days to one year	18,593
Nominal values More than one to three years	53,816
Nominal values More than three to five years	57,993
Nominal values More than five years	189,285
Total nominal value	322,660
Accounting values Up to 90 days	3,182
Accounting values More than 90 days to one year	18,593
Accounting values More than one to three years	53,367
Accounting values More than three to five years	57,694
Accounting values More than five years	188,471
Total accounting value	$ 321,307
Amortization	Quarterly
Effective rate %	3.43%
Nominal rate %	3.43%
SWAP Received Aircraft [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Creditor	SWAP Received Aircraft
Currency	US$
Nominal values Up to 90 days	$ 80
Nominal values More than 90 days to one year	78
Total nominal value	158
Accounting values Up to 90 days	80
Accounting values More than 90 days to one year	78
Total accounting value	$ 158
Amortization	Quarterly
Credit Agricole [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	CREDIT AGRICOLE
Creditor country	France
Currency	US$
Nominal values More than one to three years	$ 253,692
Total nominal value	253,692
Accounting values Up to 90 days	2,370
Accounting values More than one to three years	252,747
Total accounting value	$ 255,117
Amortization	At Expiration
Effective rate %	3.74%
Nominal rate %	3.74%
ING [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	ING
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 3,875
Nominal values More than 90 days to one year	7,931
Total nominal value	11,806
Accounting values Up to 90 days	3,952
Accounting values More than 90 days to one year	7,931
Total accounting value	$ 11,883
Amortization	Quarterly
Effective rate %	5.71%
Nominal rate %	5.01%
CREDITAGRICOLE [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	CREDIT AGRICOLE
Creditor country	France
Currency	US$
Nominal values Up to 90 days	$ 4,831
Nominal values More than 90 days to one year	14,723
Nominal values More than one to three years	6,537
Total nominal value	26,091
Accounting values Up to 90 days	4,943
Accounting values More than 90 days to one year	14,723
Accounting values More than one to three years	6,537
Total accounting value	$ 26,203
Amortization	Quarterly
Effective rate %	3.15%
Nominal rate %	2.52%
PEFCO [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	PEFCO
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 1,901
Nominal values More than 90 days to one year	1,926
Total nominal value	3,827
Accounting values Up to 90 days	1,918
Accounting values More than 90 days to one year	1,926
Total accounting value	$ 3,844
Amortization	Quarterly
Effective rate %	5.65%
Nominal rate %	5.03%
BNPPARIBAS1Member
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	BNP PARIBAS
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 8,523
Nominal values More than 90 days to one year	23,197
Nominal values More than one to three years	25,182
Nominal values More than three to five years	20,717
Nominal values More than five years	10,110
Total nominal value	87,729
Accounting values Up to 90 days	9,042
Accounting values More than 90 days to one year	23,197
Accounting values More than one to three years	24,675
Accounting values More than three to five years	20,424
Accounting values More than five years	9,975
Total accounting value	$ 87,313
Amortization	Quarterly
Effective rate %	3.85%
Nominal rate %	3.72%
WELLS FARGO [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	WELLS FARGO
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 32,321
Nominal values More than 90 days to one year	97,956
Nominal values More than one to three years	248,086
Nominal values More than three to five years	199,037
Nominal values More than five years	14,284
Total nominal value	591,684
Accounting values Up to 90 days	34,868
Accounting values More than 90 days to one year	97,956
Accounting values More than one to three years	233,822
Accounting values More than three to five years	195,209
Accounting values More than five years	14,138
Total accounting value	$ 575,993
Amortization	Quarterly
Effective rate %	2.67%
Nominal rate %	1.98%
SANTANDER1Member
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	97.036.000-K
Creditor	SANTANDER
Creditor country	Chile
Currency	US$
Nominal values Up to 90 days	$ 5,690
Nominal values More than 90 days to one year	17,255
Nominal values More than one to three years	46,472
Nominal values More than three to five years	3,134
Total nominal value	72,551
Accounting values Up to 90 days	5,959
Accounting values More than 90 days to one year	17,255
Accounting values More than one to three years	45,805
Accounting values More than three to five years	3,128
Total accounting value	$ 72,147
Amortization	Quarterly
Effective rate %	3.00%
Nominal rate %	2.46%
RRP F ENGINE [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	RRPF ENGINE
Creditor country	England
Currency	US$
Nominal values Up to 90 days	$ 864
Nominal values More than 90 days to one year	2,348
Nominal values More than one to three years	7,441
Nominal values More than three to five years	8,075
Nominal values More than five years	915
Total nominal value	19,643
Accounting values Up to 90 days	908
Accounting values More than 90 days to one year	2,348
Accounting values More than one to three years	7,441
Accounting values More than three to five years	8,075
Accounting values More than five years	915
Total accounting value	$ 19,687
Amortization	Monthly
Effective rate %	4.01%
Nominal rate %	4.01%
APPLE BANK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	APPLE BANK
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 1,483
Nominal values More than 90 days to one year	4,509
Nominal values More than one to three years	12,474
Nominal values More than three to five years	7,242
Total nominal value	25,708
Accounting values Up to 90 days	1,632
Accounting values More than 90 days to one year	4,509
Accounting values More than one to three years	12,162
Accounting values More than three to five years	7,212
Total accounting value	$ 25,515
Amortization	Quarterly
Effective rate %	3.33%
Nominal rate %	2.73%
BTMU [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	BTMU
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 3,010
Nominal values More than 90 days to one year	9,148
Nominal values More than one to three years	25,278
Nominal values More than three to five years	13,904
Total nominal value	51,340
Accounting values Up to 90 days	3,191
Accounting values More than 90 days to one year	9,148
Accounting values More than one to three years	24,661
Accounting values More than three to five years	13,849
Total accounting value	$ 50,849
Amortization	Quarterly
Effective rate %	3.33%
Nominal rate %	2.73%
KfWIP EX-Bank [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	KFW IPEX-BANK
Creditor country	Germany
Currency	US$
Nominal values Up to 90 days	$ 1,760
Nominal values More than 90 days to one year	3,568
Total nominal value	5,328
Accounting values Up to 90 days	1,769
Accounting values More than 90 days to one year	3,568
Total accounting value	$ 5,337
Amortization	Quarterly
Effective rate %	3.55%
Nominal rate %	3.55%
AIRBUS FINANCIAL [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	AIRBUS FINANCIAL
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 1,977
Nominal values More than 90 days to one year	5,687
Total nominal value	7,664
Accounting values Up to 90 days	1,992
Accounting values More than 90 days to one year	5,687
Total accounting value	$ 7,679
Amortization	Monthly
Effective rate %	3.31%
Nominal rate %	3.31%
US BANK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	US BANK
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 15,862
Nominal values More than 90 days to one year	48,132
Nominal values More than one to three years	132,441
Nominal values More than three to five years	135,200
Nominal values More than five years	17,492
Total nominal value	349,127
Accounting values Up to 90 days	17,610
Accounting values More than 90 days to one year	48,132
Accounting values More than one to three years	119,881
Accounting values More than three to five years	130,865
Accounting values More than five years	17,188
Total accounting value	$ 333,676
Amortization	Quarterly
Effective rate %	4.01%
Nominal rate %	2.82%
PK AirFinance [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	PK AIRFINANCE
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 2,487
Nominal values More than 90 days to one year	7,729
Nominal values More than one to three years	17,871
Total nominal value	28,087
Accounting values Up to 90 days	2,530
Accounting values More than 90 days to one year	7,729
Accounting values More than one to three years	17,871
Total accounting value	$ 28,130
Amortization	Monthly
Effective rate %	3.45%
Nominal rate %	3.45%
CITIBANK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	CITIBANK (*)
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 24,595
Nominal values More than 90 days to one year	76,431
Total nominal value	101,026
Accounting values Up to 90 days	24,830
Accounting values More than 90 days to one year	76,431
Total accounting value	$ 101,261
Amortization	Quarterly
Effective rate %	6.00%
Nominal rate %	6.00%
Total [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Creditor	Total
Nominal values Up to 90 days	$ 393,003
Nominal values More than 90 days to one year	789,300
Nominal values More than one to three years	1,924,054
Nominal values More than three to five years	1,634,602
Nominal values More than five years	2,176,154
Total nominal value	6,917,113
Accounting values Up to 90 days	431,469
Accounting values More than 90 days to one year	803,680
Accounting values More than one to three years	1,876,183
Accounting values More than three to five years	1,617,827
Accounting values More than five years	2,186,165
Total accounting value	$ 6,915,324